EIP Receivables - Changes in Aggregate Net Carrying Amount of Unbilled EIP Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 80,790	$ 67,510
Additions	83,846	78,554
Billings and payments	(77,573)	(60,194)
Sales of EIP receivables	(6,796)	(7,827)
Foreign currency translation	(4,737)	4,851
Change in allowance for doubtful accounts and imputed discount	670	(2,104)
Ending balance	$ 76,200	$ 80,790